Acquisitions and Divestitures - Acquisition of Eurolife FFH Insurance Group Holdings S.A. (Details) € in Millions, $ in Millions	Jul. 14, 2021 USD ($)	Jul. 14, 2021 EUR (€)	Jul. 13, 2021
Eurolife
Acquisitions and Divestitures
Percentage of interests acquired	80.00%	80.00%	50.00%
Amount of exercise of call option	$ 127.3
Cash transferred	$ 142.7	€ 120.7
Proportion of ownership interest in joint venture	50.00%
Equity interests issued in combination	$ 450.0
Net gain on investments	130.5
Assets:
Insurance contract receivables	11.6
Portfolio investments	3,653.9
Recoverable from reinsurers	18.6
Deferred income tax assets	32.6
Intangible assets	45.5
Other assets	616.3
Total Assets	4,378.5
Liabilities:
Trade and other payables recognised as of acquisition date	273.2
Insurance contract payables	529.0
Insurance contract liabilities	2,751.4
Deferred income tax liabilities	100.9
Total Liabilities	3,654.5
Purchase consideration	720.0
Excess of fair value of net assets acquired over purchase consideration	4.0
Fair value of assets acquired and liabilities	4,378.5
Cash and cash equivalents	$ 1,433.3
Ownership percentage	20.00%
Eurolife with the non-controlling interests
Acquisitions and Divestitures
Percentage of interests acquired	100.00%	100.00%
Distribution agreement with Eurobank
Assets:
Intangible assets	$ 29.0
Unit-linked life insurance contracts
Assets:
Portfolio investments	532.1
Eurobank
Liabilities:
Redemption liability	$ 124.9
Proportion of ownership interests held by non-controlling interests	20.00%